Pemberwick Fund
Schedule of Investments
December 31, 2021 (Unaudited)
	Par
	Value	Value
CORPORATE BONDS - 89.3%
Communications - 1.3%
Cisco Systems, Inc.
3.000%, 06/15/2022	$105,000	$106,175
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/2022	385,000	414,795
Comcast Corp.
0.754% (3 Month LIBOR USD + 0.630%), 04/15/2024 (a)	2,000,000	2,020,803
3.700%, 04/15/2024	250,000	265,737
3.375%, 02/15/2025	200,000	212,368
3.375%, 08/15/2025	100,000	106,968
3.950%, 10/15/2025	125,000	136,576
The Walt Disney Company
2.350%, 12/01/2022	400,000	405,302
		3,668,724

Consumer, Cyclical - 1.3%
American Honda Finance Corp.
2.200%, 06/27/2022	400,000	403,547
2.600%, 11/16/2022	50,000	50,873
0.875%, 07/07/2023	300,000	300,207
3.625%, 10/10/2023	200,000	209,749
3.550%, 01/12/2024	250,000	262,623
2.150%, 09/10/2024	250,000	256,325
PACCAR Financial Corp.
2.850%, 03/01/2022	400,000	401,620
3.400%, 08/09/2023	60,000	62,438
2.150%, 08/15/2024	300,000	307,573
Target Corp.
3.500%, 07/01/2024	250,000	265,232
Toyota Motor Credit Corp.
2.600%, 01/11/2022	300,000	300,128
1.150%, 05/26/2022	350,000	351,138
2.150%, 09/08/2022	30,000	30,341
0.450%, 01/11/2024	300,000	297,597
2.900%, 04/17/2024	250,000	260,443
		3,759,834

Consumer, Non-cyclical - 4.1%
Abbott Laboratories
3.875%, 09/15/2025	250,000	271,712
AmerisourceBergen Corp.
0.737%, 03/15/2023	300,000	299,296
AstraZeneca PLC
0.821% (3 Month LIBOR USD + 0.620%), 06/10/2022 (a)	2,000,000	2,004,371
Bristol-Myers Squibb Co.
3.250%, 11/01/2023	125,000	130,500
Church & Dwight Co., Inc.
2.450%, 08/01/2022	300,000	302,705
Cigna Corp.
1.014% (3 Month LIBOR USD + 0.890%), 07/15/2023 (a)	2,000,000	2,019,191
3.750%, 07/15/2023	300,000	312,082
Colgate-Palmolive Co.
2.250%, 11/15/2022	75,000	76,137
Diageo Investment Corp.
8.000%, 09/15/2022	391,000	410,955
Eli Lilly & Co.
2.350%, 05/15/2022	70,000	70,541
Estee Lauder Companies, Inc.
2.350%, 08/15/2022	300,000	303,513
Gilead Sciences, Inc.
0.750%, 09/29/2023	300,000	298,857
3.500%, 02/01/2025	300,000	317,359
Johnson & Johnson
2.250%, 03/03/2022	60,000	60,103
Novartis Capital Corp.
3.400%, 05/06/2024	50,000	52,781
PayPal Holdings, Inc.
2.200%, 09/26/2022	300,000	304,289
1.350%, 06/01/2023	300,000	302,535
PepsiCo, Inc.
3.600%, 03/01/2024	100,000	105,418
Procter & Gamble Co.
2.300%, 02/06/2022	60,000	60,115
Reckitt Benckiser Treasury Services PLC
0.780% (3 Month LIBOR USD + 0.560%), 06/24/2022 (Acquired 02/15/2018, Cost $3,770,271) (a)(b)(d)	3,775,000	3,782,594
Unilever Capital Corp.
3.125%, 03/22/2023	300,000	308,325
UnitedHealth Group, Inc.
3.500%, 02/15/2024	260,000	274,129
		12,067,508

Energy - 0.7%
Baker Hughes Holdings LLC
2.773%, 12/15/2022	300,000	306,020
BP Capital Markets America, Inc.
2.750%, 05/10/2023	100,000	102,516
3.790%, 02/06/2024	350,000	368,608
3.796%, 09/21/2025	250,000	270,015
Chevron Corp.
3.191%, 06/24/2023	50,000	51,497
Chevron USA, Inc.
3.900%, 11/15/2024	250,000	267,712
Columbia Pipeline Group, Inc.
4.500%, 06/01/2025	300,000	323,650
EOG Resources, Inc.
2.625%, 03/15/2023	100,000	101,722
Exxon Mobil Corp.
2.992%, 03/19/2025	300,000	315,498
		2,107,238

Financial - 76.7%
American Express Co.
0.742% (3 Month LIBOR USD + 0.610%), 08/01/2022 (a)	1,391,000	1,393,599
0.700% (SOFR + 0.650%), 11/04/2026 (a)	5,800,000	5,816,238
American Express Credit Corp.
0.875% (3 Month LIBOR USD + 0.700%), 03/03/2022 (a)	6,990,000	6,991,738
AvalonBay Communities, Inc.
4.200%, 12/15/2023	250,000	263,862
3.500%, 11/15/2025	300,000	321,241
Banco Santander SA
1.681% (3 Month LIBOR USD + 1.560%), 04/11/2022 (a)	3,800,000	3,813,636
1.254% (3 Month LIBOR USD + 1.090%), 02/23/2023 (a)	9,750,000	9,836,422
1.241% (3 Month LIBOR USD + 1.120%), 04/12/2023 (a)	2,900,000	2,930,509
Bank of America Corp.
1.292% (3 Month LIBOR USD + 1.160%), 01/20/2023 (a)	850,000	849,200
1.124% (3 Month LIBOR USD + 1.000%), 04/24/2023 (a)	2,200,000	2,205,184
0.970% (3 Month LIBOR USD + 0.790%), 03/05/2024 (a)	3,206,000	3,222,486
0.593% (BSBY3M + 0.430%), 05/28/2024 (a)	6,200,000	6,203,131
0.780% (SOFR + 0.730%), 10/24/2024 (a)	2,390,000	2,403,966
Bank of Montreal
0.831% (3 Month LIBOR USD + 0.630%), 09/11/2022 (a)	3,300,000	3,310,655
0.670% (SOFR + 0.620%), 09/15/2026 (a)	2,500,000	2,495,916
Bank of Nova Scotia
0.600% (SOFR + 0.550%), 09/15/2023 (a)	2,000,000	2,006,982
0.430% (SOFR + 0.380%), 07/31/2024 (a)	2,100,000	2,100,797
0.660% (SOFR + 0.610%), 09/15/2026 (a)	6,000,000	6,004,215
Barclays PLC
1.746% (3 Month LIBOR USD + 1.625%), 01/10/2023 (a)	1,787,000	1,787,388
1.586% (3 Month LIBOR USD + 1.430%), 02/15/2023 (a)	1,185,000	1,186,435
Canadian Imperial Bank of Commerce
0.931% (3 Month LIBOR USD + 0.720%), 06/16/2022 (a)	4,496,000	4,509,552
Capital One Financial Corp.
0.849% (3 Month LIBOR USD + 0.720%), 01/30/2023 (a)	6,663,000	6,682,096
0.740% (SOFR + 0.690%), 12/06/2024 (a)	2,900,000	2,900,253
Capital One NA
1.279% (3 Month LIBOR USD + 1.150%), 01/30/2023 (a)	5,291,000	5,294,307
Citigroup, Inc.
1.074% (3 Month LIBOR USD + 0.950%), 07/24/2023 (a)	8,135,000	8,158,872
1.601% (3 Month LIBOR USD + 1.430%), 09/01/2023 (a)	2,000,000	2,015,176
1.258% (3 Month LIBOR USD + 1.100%), 05/17/2024 (a)	2,150,000	2,173,932
Credit Suisse Group AG
1.398% (3 Month LIBOR USD + 1.200%), 12/14/2023 (Acquired 09/11/2017, Cost $8,329,017) (a)(b)(d)	8,300,000	8,365,851
1.441% (3 Month LIBOR USD + 1.240%), 06/12/2024 (Acquired 06/06/2018 through 06/07/2018, Cost $1,006,606) (a)(b)(d)	1,000,000	1,010,960
ERP Operating LP
3.000%, 04/15/2023	300,000	306,893
3.375%, 06/01/2025	300,000	317,986
Federal Realty Investment Trust
2.750%, 06/01/2023	150,000	153,049
3.950%, 01/15/2024	217,000	227,364
Goldman Sachs Group, Inc.
0.914% (3 Month LIBOR USD + 0.750%), 02/23/2023 (a)	300,000	301,333
1.230% (3 Month LIBOR USD + 1.050%), 06/05/2023 (a)	6,689,000	6,707,451
1.124% (3 Month LIBOR USD + 1.000%), 07/24/2023 (a)	2,449,000	2,457,341
1.776% (3 Month LIBOR USD + 1.600%), 11/29/2023 (a)	4,800,000	4,898,500
HSBC Holdings PLC
1.160% (3 Month LIBOR USD + 1.000%), 05/18/2024 (a)	6,010,000	6,068,150
M&T Bank Corp.
0.805% (3 Month LIBOR USD + 0.680%), 07/26/2023 (a)	6,000,000	6,044,828
MetLife, Inc.
4.368%, 09/15/2023 (a)	250,000	264,573
3.000%, 03/01/2025	100,000	105,236
3.600%, 11/13/2025	125,000	134,913
Mitsubishi UFJ Financial Group, Inc.
0.913% (3 Month LIBOR USD + 0.740%), 03/02/2023 (a)	4,432,000	4,455,000
0.985% (3 Month LIBOR USD + 0.860%), 07/26/2023 (a)	2,851,000	2,876,456
Mizuho Financial Group, Inc.
1.116% (3 Month LIBOR USD + 0.940%), 02/28/2022 (a)	5,400,000	5,407,116
0.970% (3 Month LIBOR USD + 0.790%), 03/05/2023 (a)	7,420,000	7,468,695
0.962% (3 Month LIBOR USD + 0.840%), 07/16/2023 (a)	1,000,000	1,002,804
Morgan Stanley
1.524% (3 Month LIBOR USD + 1.400%), 10/24/2023 (a)	4,000,000	4,035,618
1.364% (3 Month LIBOR USD + 1.220%), 05/08/2024 (a)	8,529,000	8,635,090
Principal Financial Group, Inc.
3.125%, 05/15/2023	250,000	257,089
Prologis LP
2.125%, 04/15/2027	300,000	305,127
Public Storage
2.370%, 09/15/2022	180,000	182,169
Realty Income Corp.
3.875%, 07/15/2024	296,000	314,266
3.875%, 04/15/2025	150,000	161,469
4.125%, 10/15/2026	300,000	331,285
Royal Bank of Canada
0.862% (3 Month LIBOR USD + 0.730%), 02/01/2022 (a)	5,355,000	5,357,405
0.389% (SOFR + 0.340%), 10/07/2024 (a)	2,471,000	2,472,032
0.620% (SOFR + 0.570%), 04/27/2026 (a)	3,000,000	2,998,065
0.639% (SOFR + 0.590%), 11/02/2026 (a)	2,350,000	2,346,071
Simon Property Group LP
3.750%, 02/01/2024	250,000	261,862
2.000%, 09/13/2024	350,000	356,425
3.375%, 10/01/2024	250,000	263,125
3.500%, 09/01/2025	100,000	106,660
3.300%, 01/15/2026	400,000	423,650
Sumitomo Mitsui Financial Group, Inc.
0.862% (3 Month LIBOR USD + 0.740%), 01/17/2023 (a)	1,980,000	1,989,699
0.984% (3 Month LIBOR USD + 0.860%), 07/19/2023 (a)	2,200,000	2,220,201
The Bank of New York Mellon Corp.
1.179% (3 Month LIBOR USD + 1.050%), 10/30/2023 (a)	9,036,000	9,104,717
The Bank of Nova Scotia
0.828% (3 Month LIBOR USD + 0.640%), 03/07/2022 (a)	4,700,000	4,704,071
Truist Financial Corp.
0.864% (3 Month LIBOR USD + 0.650%), 04/01/2022 (a)	3,600,000	3,602,893
0.450% (SOFR + 0.400%), 06/09/2025 (a)	6,165,000	6,159,900
UBS Group AG
0.370% (SOFR + 0.320%), 06/01/2023 (Acquired 05/24/2021, Cost $8,002,301) (a)(b)(d)	8,000,000	7,998,976
1.106% (3 Month LIBOR USD + 0.950%), 08/15/2023 (Acquired 10/05/2017, Cost $1,506,458) (a)(b)(d)	1,500,000	1,506,836
Wells Fargo & Co.
1.359% (3 Month LIBOR USD + 1.230%), 10/31/2023 (a)	925,000	932,574
		222,479,562

Industrial - 1.2%
ABB Finance USA, Inc.
2.875%, 05/08/2022	250,000	252,036
Burlington Northern Santa Fe LLC
3.000%, 04/01/2025	100,000	105,100
7.000%, 12/15/2025	215,000	260,609
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	300,000	302,903
2.150%, 11/08/2024	300,000	308,888
Caterpillar, Inc.
3.400%, 05/15/2024	60,000	63,007
General Dynamics Corp.
2.250%, 11/15/2022	60,000	60,655
General Electric Co.
4.000% (3 Month LIBOR USD + 2.280%), 12/29/2049 (a)	1,234,000	1,089,869
John Deere Capital Corp.
2.650%, 01/06/2022	50,000	50,007
2.800%, 01/27/2023	60,000	61,357
0.400%, 10/10/2023	300,000	298,618
2.650%, 06/24/2024	250,000	259,712
The Boeing Co.
2.800%, 03/01/2023	120,000	122,159
2.850%, 10/30/2024	100,000	103,634
2.500%, 03/01/2025	100,000	102,113
		3,440,667

Technology - 0.9%
Apple, Inc.
2.150%, 02/09/2022	155,000	155,281
2.400%, 05/03/2023	60,000	61,449
3.000%, 02/09/2024	250,000	260,580
3.200%, 05/13/2025	150,000	159,734
Intel Corp.
3.100%, 07/29/2022	50,000	50,785
International Business Machines Corp.
2.850%, 05/13/2022	300,000	302,770
3.375%, 08/01/2023	300,000	311,763
3.625%, 02/12/2024	100,000	105,463
3.000%, 05/15/2024	250,000	261,293
7.000%, 10/30/2025	150,000	181,187
Intuit, Inc.
0.650%, 07/15/2023	300,000	299,193
Oracle Corp.
2.500%, 05/15/2022	300,000	301,249
Texas Instruments, Inc.
1.850%, 05/15/2022	60,000	60,229
		2,510,976

Utilities - 3.1%
Alabama Power Co.
2.450%, 03/30/2022	300,000	300,969
Arizona Public Service Co.
3.350%, 06/15/2024	350,000	364,692
3.150%, 05/15/2025	300,000	312,479
Atmos Energy Corp.
0.625%, 03/09/2023	300,000	298,929
Baltimore Gas and Electric Co.
3.350%, 07/01/2023	300,000	309,179
Berkshire Hathaway Energy Co.
3.750%, 11/15/2023	250,000	261,289
3.500%, 02/01/2025	200,000	211,767
CenterPoint Energy Resources Corp.
0.700%, 03/02/2023	350,000	348,481
Duke Energy Carolinas LLC
3.350%, 05/15/2022	300,000	303,226
Duke Energy Progress LLC
2.800%, 05/15/2022	70,000	70,189
3.250%, 08/15/2025	100,000	105,945
Entergy Arkansas LLC
3.050%, 06/01/2023	250,000	256,277
3.700%, 06/01/2024	300,000	315,406
Entergy Louisiana LLC
0.950%, 10/01/2024	300,000	296,879
5.400%, 11/01/2024	100,000	110,891
Georgia Power Co.
3.250%, 04/01/2026	300,000	317,137
Louisville Gas and Electric Co.
3.300%, 10/01/2025	150,000	158,775
Northern States Power Co.
2.150%, 08/15/2022	300,000	300,628
PacifiCorp
3.600%, 04/01/2024	210,000	220,228
PECO Energy Co.
3.150%, 10/15/2025	428,000	454,099
Potomac Electric Power Co.
3.600%, 03/15/2024	140,000	146,523
Public Service Company of Colorado
2.500%, 03/15/2023	400,000	405,427
Public Service Electric and Gas Co.
3.750%, 03/15/2024	350,000	366,211
3.000%, 05/15/2025	175,000	183,588
0.950%, 03/15/2026	300,000	294,013
San Diego Gas & Electric Co.
3.600%, 09/01/2023	250,000	258,339
Southern California Edison Co.
2.400%, 02/01/2022	300,000	300,453
3.400%, 06/01/2023	300,000	309,928
3.500%, 10/01/2023	300,000	311,162
1.100%, 04/01/2024	300,000	299,011
Virginia Electric and Power Co.
3.450%, 09/01/2022	300,000	303,707
2.750%, 03/15/2023	300,000	305,205
Wisconsin Electric Power Co.
2.050%, 12/15/2024	350,000	358,384
		9,159,416
TOTAL CORPORATE BONDS (Cost $258,825,481)		259,193,925

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
Federal Home Loan Mortgage Corporation REMICS - 0.7%
Series 2989, Class TG
5.000%, 06/15/2025	6,947	7,263
Series 3002, Class YD
4.500%, 07/15/2025	37,666	39,252
Series 3775, Class EM
3.500%, 11/15/2025	18,081	18,741
Series 4266, Class BG
2.500%, 04/15/2026	48,895	50,132
Series 3917, Class AB
1.750%, 07/15/2026	16,900	17,027
Series 3970, Class HB
3.000%, 12/15/2026	173,342	179,500
Series 4020, Class PA
2.750%, 03/15/2027	28,758	29,514
Series 2091, Class PG
6.000%, 11/15/2028	185,770	205,661
Series 2097, Class PZ
6.000%, 11/15/2028	120,561	133,225
Series 2526, Class FI
1.110% (1 Month LIBOR USD + 1.000%), 02/15/2032 (a)	26,412	27,011
Series 4203, Class DM
3.000%, 04/15/2033	78,642	81,973
Series 4363, Class EJ
4.000%, 05/15/2033	49,937	52,731
Series 2682, Class LD
4.500%, 10/15/2033	31,300	34,626
Series 4453, Class DA
3.500%, 11/15/2033	82,880	86,178
Series 2759, Class TC
4.500%, 03/15/2034	176,314	192,884
Series 2881, Class AE
5.000%, 08/15/2034	944	955
Series 2933, Class HD
5.500%, 02/15/2035	4,605	5,103
Series 3842, Class GH
3.750%, 10/15/2039	4,288	4,348
Series 3786, Class NA
4.500%, 07/15/2040	18,336	19,405
Series 3890, Class BA
2.500%, 11/15/2040	11,122	11,175
Series 4045, Class HC
2.000%, 07/15/2041	15,053	15,218
Series 4002, Class LB
2.000%, 09/15/2041	96,918	97,932
Series 4171, Class NG
2.000%, 06/15/2042	116,371	117,228
Series 4309, Class JD
2.000%, 10/15/2043	18,172	18,407
Series 4472, Class MA
3.000%, 05/15/2045	382,237	401,608
Series 4949, Class PM
2.500%, 02/25/2050	226,131	230,901
		2,077,998
Federal National Mortgage Assocation REMICS - 0.8%
Series 2005-40, Class YG
5.000%, 05/25/2025	6,122	6,376
Series 2011-110, Class CY
3.500%, 11/25/2026	244,106	252,806
Series 2007-27, Class MQ
5.500%, 04/25/2027	2,545	2,736
Series 2012-101, Class AB
1.500%, 06/25/2027	59,899	60,548
Series 2012-66, Class HE
1.500%, 06/25/2027	23,078	23,221
Series 2012-148, Class BQ
1.250%, 01/25/2028	77,571	77,878
Series 2013-124, Class BD
2.500%, 12/25/2028	59,669	61,170
Series 2014-8, Class DA
4.000%, 03/25/2029	51,953	54,017
Series 2002-56, Class PE
6.000%, 09/25/2032	69,760	79,391
Series 2013-72, Class HG
3.000%, 04/25/2033	149,667	155,883
Series 2003-127, Class EG
6.000%, 12/25/2033	92,076	104,743
Series 2004-60, Class AB
5.500%, 04/25/2034	191,126	196,272
Series 2005-48, Class AU
5.500%, 06/25/2035	51,014	56,449
Series 2005-64, Class PL
5.500%, 07/25/2035	12,129	13,456
Series 2005-68, Class PG
5.500%, 08/25/2035	10,752	12,030
Series 2005-83, Class LA
5.500%, 10/25/2035	5,579	6,176
Series 2006-57, Class AD
5.750%, 06/25/2036	10,053	10,447
Series 2011-9, Class LH
3.500%, 01/25/2039	79,949	81,598
Series 2010-68, Class EP
4.500%, 12/25/2039	17,007	17,486
Series 2014-19, Class HA
2.000%, 06/25/2040	42,184	42,576
Series 2010-123, Class BP
4.500%, 11/25/2040	85,812	94,101
Series 2012-49, Class QJ
1.750%, 12/25/2040	17,468	17,523
Series 2012-31, Class NP
2.000%, 04/25/2041	18,438	18,608
Series 2012-38, Class PA
2.000%, 09/25/2041	30,826	31,169
Series 2013-18, Class PA
2.000%, 11/25/2041	106,272	108,188
Series 2012-102, Class HA
2.000%, 02/25/2042	68,106	68,842
Series 2012-90, Class DA
1.500%, 03/25/2042	41,718	41,580
Series 2012-134, Class VP
3.000%, 10/25/2042	104,290	106,895
Series 2012-139, Class JA
3.500%, 12/25/2042	221,342	237,443
Series 2013-6, Class LD
2.000%, 02/25/2043	47,044	47,621
Series 2013-14, Class QD
1.500%, 03/25/2043	35,161	34,518
Series 2016-60, Class Q
1.750%, 09/25/2046	102,837	104,300
Series 2017-77, Class BA
2.000%, 10/25/2047	82,995	83,629
		2,309,676
Government National Mortgage Association REMICS - 0.2%
Series 2013-88, Class WA
4.984%, 06/20/2030 (a)	16,922	17,594
Series 2007-11, Class PE
5.500%, 03/20/2037	8,270	9,038
Series 2010-112, Class NG
2.250%, 09/16/2040	100,516	102,957
Series 2013-64, Class LP
1.500%, 08/20/2041	160,442	161,356
Series 2013-56, Class AP
2.000%, 11/16/2041	85,890	87,515
Series 2012-105, Class MA
2.000%, 11/20/2041	104,525	106,307
Series 2012-48, Class MA
2.500%, 04/16/2042	61,008	63,648
		548,415
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,776,471)		4,936,089

U.S. GOVERNMENT AGENCY OBLIGATIONS - 0.6%
Federal Home Loan Mortgage Corp. - 0.1%
3.000%, 05/01/2047, Pool #ZT1361	274,381	289,172
5.500%, 04/01/2023, Gold Pool #G13145	1,132	1,151
4.000%, 02/01/2026, Gold Pool #J14494	10,252	10,796
4.000%, 06/01/2026, Gold Pool #J15974	3,987	4,203
3.000%, 12/01/2026, Gold Pool #J17508	36,120	37,843
4.500%, 06/01/2029, Gold Pool #C91251	4,624	4,957
4.500%, 12/01/2029, Gold Pool #C91281	10,055	10,780
4.500%, 04/01/2030, Gold Pool #C91295	5,215	5,642
		364,544
Federal National Mortgage Association - 0.5%
2.000%, 01/05/2022	300,000	300,032
5.000%, 05/01/2023, Pool #254762	1,111	1,208
5.500%, 01/01/2024, Pool #AD0471	29	30
5.000%, 12/01/2025, Pool #256045	6,856	7,464
5.500%, 05/01/2028, Pool #257204	7,053	7,745
4.000%, 08/01/2029, Pool #MA0142	7,931	8,449
2.000%, 03/01/2036, Pool #BP3785	398,168	408,128
5.500%, 04/01/2037, Pool AD0249	11,764	13,297
5.000%, 10/01/2039, Pool #AC3237	24,029	27,277
3.000%, 06/01/2046, Pool #FM5719	409,843	433,218
3.000%, 11/01/2049, Pool #FM2014	259,807	272,743
		1,479,591
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,846,177)		1,844,135

U.S. TREASURY OBLIGATIONS - 5.1%
U.S. Treasury Notes - 5.1%
1.375%, 01/31/2022	500,000	500,500
1.750%, 02/28/2022	700,000	701,840
1.750%, 06/30/2022	400,000	403,041
2.000%, 07/31/2022	500,000	505,151
1.875%, 08/31/2022	500,000	505,251
1.875%, 09/30/2022	200,000	202,312
1.375%, 10/15/2022	300,000	302,426
2.000%, 11/30/2022	500,000	507,269
2.125%, 12/31/2022	500,000	508,301
1.500%, 01/15/2023	300,000	303,284
1.250%, 07/31/2023	2,809,000	2,837,419
2.250%, 12/31/2023	400,000	412,016
2.125%, 03/31/2024	400,000	411,734
2.000%, 04/30/2024	720,000	739,603
1.250%, 08/31/2024	200,000	201,859
1.500%, 10/31/2024	300,000	304,734
1.500%, 11/30/2024	200,000	203,164
1.750%, 12/31/2024	400,000	409,188
2.250%, 12/31/2024	500,000	518,867
1.375%, 01/31/2025	575,000	581,649
2.000%, 02/15/2025	500,000	515,078
2.125%, 05/15/2025	800,000	828,219
2.750%, 06/30/2025	500,000	528,613
2.875%, 07/31/2025	500,000	531,387
2.750%, 08/31/2025	500,000	529,043
2.250%, 11/15/2025	520,000	541,775
2.625%, 01/31/2026	200,000	211,508
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,857,450)		14,745,231

	Shares	Value
SHORT-TERM INVESTMENT - 3.1%
MONEY MARKET FUND - 3.1%
First American Government Obligations Fund - Class X, 0.03% (c)	8,937,599	8,937,599
TOTAL SHORT-TERM INVESTMENT (Cost $8,937,599) - 3.1%		8,937,599
TOTAL INVESTMENTS (Cost $289,243,178) - 99.8%		289,656,979
Other Assets in Excess of Liabilities - 0.2%		461,868
TOTAL NET ASSETS - 100.0%		$290,118,847

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REMICS - Real Estate Mortgage Investment Conduits
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(a) Variable or Floating Rate Security. The rate shown represents the rate at December 31, 2021.
(b) Security is a perpetual bond and has no definite maturity date.
(c) The rate shown represents the fund's 7-day yield as of December 31, 2021.
(d) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At December 31, 2021, the market value of these securities total $14,666,241 which represents 5.1% of total net assets.

Summary of Fair Value Measurements at December 31, 2021 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales or similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities – Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board of Trustees ("Board"). Short-term debt securities are generally classified in level 1 or level 2 of the fair market heirarchy depending on the inputs used and market activity levels for specific securities.

The Board has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which, as of December 31, 2021, is comprised of officers of the Trust. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2021:

	Level 1	Level 2	Level 3	Total

Corporate Bonds and Notes	$-	$259,193,925	$-	$259,193,925
Collateralized Mortgage Obligations	-	4,936,089	-	4,936,089
U.S. Government Agency Obligations	-	1,844,135	-	1,844,135
U.S. Treasury Obligations	-	14,745,231	-	14,745,231
Short-Term Investments	8,937,599	-	-	8,937,599
Total Investments in Securities	$8,937,599	$280,719,380	$-	$289,656,979

Refer to the Fund's Schedule of Investments for a more detailed break-out of securities.